SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting policies
Long-lived asset impairment loss	¥ 78	¥ 91
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Hotel Operating Cost
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true
Minimum | Legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH
Accounting policies
Initial lease term	20 years
Maximum | Legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH
Accounting policies
Initial lease term	25 years